                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-33980
                                                     1940 Act File No. 811-06067

Direct Dial: (215) 564-8048

                                 August 5, 2002

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

       Re:      Dimensional Investment Group Inc.
                File Nos. 33-33980 and 811-06067
                Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497  would  not  have   differed  from  those   incorporated   by  reference  in
Post-Effective Amendment Nos. 36/37 to the Registration Statement of Dimensional
Investment  Group  Inc.,  which  was  filed  with the  Securities  and  Exchange
Commission electronically on July 30, 2002.

     Please direct any questions or comments  relating to this  certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

                                           Very truly yours,

                                           /s/ Jana L. Cresswell
                                           Jana L. Cresswell